Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment consisted of the following:

	December 31,
	2014	2013
Computer hardware and equipment	$13,370	$8,917
Purchased software and licenses	5,759	3,501
Furniture and fixtures	3,116	3,014
Leasehold improvements	4,064	4,020
	26,309	19,452
Accumulated depreciation	(7,788)	(4,621)
Property and equipment	$18,521	$14,831